Convertible Debentures - Additional information (Detail) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended			1 Months Ended		9 Months Ended	1 Months Ended		12 Months Ended			3 Months Ended
	Dec. 18, 2012	Jun. 03, 2008	Oct. 29, 2013	Mar. 27, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 26, 2012 Two Months	Dec. 26, 2012 Three Months	May 27, 2013 Third And Final Installments	Mar. 26, 2013 Liquidated Damages	Sep. 30, 2013 Liquidated Damages	Mar. 27, 2013 First Installment	Apr. 29, 2013 Second Installment	Dec. 31, 2012 Series A Warrant	Dec. 31, 2012 Series B Warrant	Nov. 26, 2012 8% Senior Convertible Debentures	Mar. 31, 2013 Debentures	Sep. 30, 2013 Debentures	Mar. 25, 2013 Debentures
Convertible Long Term Notes Payable [Line Items]
Notes interest rate																8.00%
Aggregate principal amount of debt						$ 14,857,200										$ 14,857,200
Initial exercise price of warrants		19.36			2.40									4.00	2.40
Number of shares called by warrants		24,523			13,598,752	13,813,396								6,190,500	6,190,500
Gross proceeds from issuance on convertible debt and warrant	14,900,000
Placement agent fees and other transaction related expenses	1,200,000
Total value of 2012 Series A & B warrants						12,430,524
Common stock issuable percentage														100.00%	150.00%
Registrable securities percentage						100.00%				100.00%
Warrant Term						18 months									18 months
Minimum subsequent equity financing					12,000,000	12,000,000
Debenture conversion feature					7,548,500	7,548,500
Registration payment arrangement default percentage of liquidated damages				2.00%
Registration payment arrangement, maximum potential consideration							600,000	900,000
Debt instrument sold percentage																			80.00%
Per share conversion price for liquidated damages											$ 2.40
Issuance of common shares in lieu of liquidated damages (in shares)									120,280			123,809	136,536
Issuance of common shares in lieu of liquidated damages					913,510				288,674			297,144	327,688
Debt instrument, Maturity date, Description																	November or December of 2015
Debt instrument, Interest rate, Effective percentage																	8.00%
Interest expense, debt					5,100,000
Amortization of debt discount (Premium)					4,700,000	500,000
Unpaid accrued interest																		$ 733,800
Debt instrument convertible conversion price			$ 2.40		$ 2.40
Shares issued, price per share			$ 2.40
Stock issued during period, shares, other			6,200,000
Debt conversion, converted instrument, shares issued		245,292	300,000